Financial instruments risks - Summary of Allowances, Financial Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	$ 20,193,284,959
Financial assets at end of period	28,583,333,619	$ 20,193,284,959
Credits recovered	27,186,328	117,837,305
Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	149,659,465
Financial assets at end of period	747,460,478	149,659,465
Allowances for ECL | Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	339,499,491	278,115,658
New financial assets originated	464,337,424	372,160,825
Expirations and repayments	(260,364,548)	(165,767,237)
Write-offs	(225,234,780)	(68,657,520)
Foreign exchange	6,594,641	3,174,389
Inflation adjustment	(124,393,281)	(214,932,080)
Financial assets at end of period	647,801,320	339,499,491
Allowances for ECL | Financial Assets | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	126,708,668	41,834,412
Allowances for ECL | Financial Assets | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(61,422,774)	(16,459,123)
Allowances for ECL | Financial Assets | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	374,504,190	98,549,345
Allowances for ECL | Financial Assets | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(30,647,798)	(11,716,860)
Allowances for ECL | Financial Assets | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	38,220,087	23,197,682
Allowances for ECL | Financial Assets | Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	72,847,311	53,078,358
New financial assets originated	345,829,697	127,720,473
Expirations and repayments	(145,657,452)	(73,202,290)
Write-offs	0	0
Foreign exchange	4,896,800	2,074,984
Inflation adjustment	(28,375,930)	(32,645,836)
Financial assets at end of period	86,902,362	72,847,311
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(68,970,769)	(21,211,190)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	122,490,304	6,907,467
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(6,111,406)	(1,659,992)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	1,677,238	143,540
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(211,723,431)	11,641,797
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	103,870,294	64,872,860
New financial assets originated	69,888,166	15,916,527
Expirations and repayments	(66,579,468)	(25,774,886)
Write-offs	(223,285,002)	(66,308,572)
Foreign exchange	37,945	7,042
Inflation adjustment	(61,279,218)	(47,276,328)
Financial assets at end of period	460,805,891	103,870,294
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	533,185,907	134,874,041
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(32,367,012)	(12,476,831)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	137,334,279	40,036,441
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	5,137,830	7,867,011
New financial assets originated	7,655,314	311,695
Expirations and repayments	(3,096,410)	(616,533)
Write-offs	(1,947,198)	(2,348,940)
Foreign exchange	1,211,219	873,025
Inflation adjustment	(3,013,572)	(4,664,362)
Financial assets at end of period	37,631,041	5,137,830
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	2,602,513	3,721
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(1,880,570)	(131,691)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	30,961,915	3,843,904
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	156,317,476	151,993,723
New financial assets originated	35,168,834	228,043,258
Expirations and repayments	(42,211,716)	(65,956,393)
Write-offs	(2,580)	(8)
Foreign exchange	324,959	166,874
Inflation adjustment	(31,380,022)	(130,111,864)
Financial assets at end of period	57,882,495	156,317,476
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	195,679,437	62,588,038
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(183,497,949)	(23,306,869)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(154,498,921)	(34,663,022)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	1,505,608	748,122
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	80,477,369	(33,184,383)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	1,326,580	303,706
New financial assets originated	5,795,413	168,872
Expirations and repayments	(2,819,502)	(217,135)
Write-offs	0	0
Foreign exchange	123,718	52,464
Inflation adjustment	(344,539)	(233,690)
Financial assets at end of period	4,579,531	1,326,580
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	457,564
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(415,129)	(59,721)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(673,903)	(5,403)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	416,938	0
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	$ 1,169,955	$ 859,923